Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2017
Registrant Name	dei_EntityRegistrantName	Ready Assets U.S. Treasury Money Fund
Central Index Key	dei_EntityCentralIndexKey	0000869663
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 24, 2017
Document Effective Date	dei_DocumentEffectiveDate	Aug. 28, 2017
Prospectus Date	rr_ProspectusDate	Aug. 28, 2017